Computer Hardware and Other Property, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Computer Hardware and Other Property, Net.
Computer hardware	$ 20,174,000		$ 20,174,000		$ 18,130,000	$ 11,238,000
Leasehold improvements	13,296,000		13,296,000		13,298,000	13,885,000
Furniture, fixtures and equipment	6,574,000		6,574,000		6,816,000	6,768,000
Total computer hardware and other property	40,044,000		40,044,000		38,244,000	31,891,000
Accumulated depreciation	(21,554,000)		(21,554,000)		(17,603,000)	(8,881,000)
Total computer hardware and other property, net	18,490,000		18,490,000		20,641,000	23,010,000
Depreciation	$ 2,131,000	$ 3,249,000	$ 4,182,000	$ 4,650,000	$ 9,422,000	$ 6,997,000